Revenue Recognition - Disaggregated Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	$ 5,121	$ 4,653	$ 4,217
Other revenues not from contracts with customers	19	31	17
Operating revenues	5,140	4,684	4,234
Other
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	417	388	315
Other revenues not from contracts with customers	0	0	(1)
Operating revenues	417	388	314
Regulated Businesses | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	4,704	4,265	3,902
Other revenues not from contracts with customers	19	31	18
Alternative revenue programs	12	10	10
Lease contract revenue	7	8	8
Operating revenues	4,723	4,296	3,920
Regulated Businesses | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	4,233	3,862	3,540
Other revenues not from contracts with customers	0	11	0
Operating revenues	4,233	3,873	3,540
Regulated Businesses | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	422	361	327
Other revenues not from contracts with customers	0	2	0
Operating revenues	422	363	327
Regulated Businesses | Miscellaneous utility charges | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	49	42	35
Other revenues not from contracts with customers	0	0	0
Operating revenues	49	42	35
Regulated Businesses | Residential | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	2,557	2,344	2,143
Other revenues not from contracts with customers	0	5	0
Operating revenues	2,557	2,349	2,143
Regulated Businesses | Residential | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	287	243	228
Other revenues not from contracts with customers	0	2	0
Operating revenues	287	245	228
Regulated Businesses | Commercial | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	981	881	798
Other revenues not from contracts with customers	0	4	0
Operating revenues	981	885	798
Regulated Businesses | Commercial | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	86	70	62
Other revenues not from contracts with customers	0	0	0
Operating revenues	86	70	62
Regulated Businesses | Fire service | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	189	164	158
Other revenues not from contracts with customers	0	0	0
Operating revenues	189	164	158
Regulated Businesses | Industrial | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	195	182	167
Other revenues not from contracts with customers	0	2	0
Operating revenues	195	184	167
Regulated Businesses | Industrial | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	10	12	8
Other revenues not from contracts with customers	0	0	0
Operating revenues	10	12	8
Regulated Businesses | Public and other | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	311	291	274
Other revenues not from contracts with customers	0	0	0
Operating revenues	311	291	274
Regulated Businesses | Public and other | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	39	36	29
Other revenues not from contracts with customers	0	0	0
Operating revenues	$ 39	$ 36	$ 29